Note to Condensed Consolidated Statements of Cash Flows	6 Months Ended
Jun. 30, 2021
Note to Condensed Consolidated Statements of Cash Flows

20. Note to Condensed Consolidated Statements of Cash Flows

Reconciliation of net loss for the period to net cash used in operating activities:

	Six Months Ended June 30,
	2021	2020

	(in US$’000)
Net loss	(99,340)	(48,246)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation and amortization	3,522	2,923
Share-based compensation expense—share options	7,925	3,006
Share-based compensation expense—LTIP	10,432	3,961
Equity in earnings of equity investees, net of tax	(42,966)	(30,366)
Dividends received from equity investees	42,051	35,321
Changes in right-of-use assets	(1,468)	205
Other adjustments	(2,464)	(740)
Changes in working capital
Accounts receivable—third parties	(11,234)	(3,205)
Inventories	(5,669)	1,171
Accounts payable	(3,099)	1,910
Other payables, accruals and advance receipts	33,836	7,313
Lease liabilities	902	(334)
Other changes in working capital	(3,747)	(1,295)
Total changes in working capital	10,989	5,560
Net cash used in operating activities	(71,319)	(28,376)